UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09086

Registrant as specified in charter:	TD Asset Management USA Funds Inc.
Address of principal executive offices:	399 Park Avenue, New York, NY 10022

Name and address of agent for service:	Mr. R. Michael Thorfinnson
399 Park Avenue, New York, NY 10022

Registrant’s telephone number:	(646) 828-3653

Date of fiscal year end:	October 31
Date of reporting period:	July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

1.	TDAM Money Market Portfolio
2.	TDAM U.S. Government Portfolio
3.	TDAM Municipal Portfolio
4.	TDAM California Municipal Money Market Portfolio
5.	TDAM New York Municipal Money Market Portfolio
6.	TDAM Institutional Money Market Fund
7.	TDAM Institutional Municipal Money Market Fund
8.	TDAM Institutional U.S. Government Fund
9.	TDAM Institutional Treasury Obligations Money Market Fund

TDAM MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM U.S. GOVERNMENT PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM MUNICIPAL PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL U.S. GOVERNMENT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2015 through June 30, 2016 with respect to which the registrant was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	TD Asset Management USA Funds Inc.

Signature:	/s/ R. Michael Thorfinnson

Name & Title:	R. Michael Thorfinnson, President

Date:	July 25, 2016